N-4	Jun. 14, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	TIAA CREF LIFE SEPARATE ACCOUNT VA-1
Entity Central Index Key	0001067490
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
JOHN HANCOCK EMERGING MARKETS VALUE TRUST
In Appendix A of the Intelligent Variable Annuity prospectus the Portfolio name is amended, and expenses are updated.

Portfolios	Total Annual Portfolio Expenses after any applicable waivers
John Hancock Disciplined Value Emerging Markets EquityTrust 2	0.96%
For more information refer to the John Hancock Variable Insurance Trust Prospectus.
FRANKLIN MUTUAL SHARES VIP FUND – CLASS 1
In Appendix A of the Intelligent Variable Annuity prospectus the Portfolio table is corrected.

Portfolios	Total Annual Portfolio Expenses after any applicable waivers
Franklin Mutual Shares VIP Fund – Class 1 2	0.68%
For more information about the portfolio in general, refer to the Franklin Prospectus.
TEMPLETON DEVELOPING MARKETS VIP FUND – CLASS 1
In Appendix A of the Intelligent Variable Annuity prospectus the Portfolio table is corrected.

Portfolios	Total Annual Portfolio Expenses after any applicable waivers
Templeton Developing Markets VIP Fund – Class 1 2	1.10%
For more information about the portfolio in general, refer to the Templeton
Prospectus
.

John Hancock Disciplined Value Emerging Markets Equity Trust [Member]
Prospectus:
Portfolio Company Name [Text Block]	John Hancock Disciplined Value Emerging Markets EquityTrust
Current Expenses [Percent]	0.96%
Franklin Mutual Shares VIP Fund Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund – Class 1
Current Expenses [Percent]	0.68%
Templeton Developing Markets VIP Fund Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund – Class 1
Current Expenses [Percent]	1.10%